UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07723

Worldwide Health Sciences Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2006

Item 1. Reports to Stockholders

Worldwide Health Sciences Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 96.34%
Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 11.67%(1)
Novartis AG	2,934,000	$167,093,679	7.37%
Serono SA	140,000	97,614,941	4.30%
		$264,708,620	11.67%
Major Capitalization-Far East — 13.78%(1)
Astellas Pharma, Inc.	2,698,000	$109,256,891	4.82%
Chugai Pharmaceuticals Co., Ltd.	4,400,000	97,387,910	4.29%
Takeda Pharmaceutical Co., Ltd.	1,600,000	105,824,531	4.67%
		$312,469,332	13.78%
Major Capitalization-North America — 38.72%(1)
Amgen, Inc.(2)	2,110,000	$143,332,300	6.32%
Genentech, Inc.(2)	1,900,000	156,788,000	6.91%
Genzyme Corp.(2)	1,900,000	125,837,000	5.55%
Lilly (Eli) & Co.	1,100,000	61,523,000	2.71%
Medimmune, Inc.(2)	3,700,000	102,268,000	4.51%
Pfizer, Inc.	3,124,000	86,097,440	3.79%
Schering-Plough Corp.	4,700,000	98,465,000	4.34%
Wyeth	2,138,500	104,144,950	4.59%
		$878,455,690	38.72%
Specialty Capitalization-North America — 32.17%
Adolor Corp.(2)	2,100,000	$52,395,000	2.31%
Affymetrix, Inc.(2)	1,825,000	38,890,750	1.71%
BioMarin Pharmaceutical, Inc.(2)	3,100,000	51,584,000	2.27%
Cephalon, Inc.(2)	789,900	45,040,098	1.99%
EPIX Pharmaceuticals, Inc.(2)(3)(4)	286,422	1,852,206	0.08%
Exelixis, Inc.(2)	3,100,000	30,163,000	1.33%
Gen-Probe, Inc.(2)	1,900,000	92,359,000	4.07%
Given Imaging, Ltd.(2)(3)	395,800	7,587,486	0.33%
LifeCell Corp.(2)	865,000	26,105,700	1.15%
Ligand Pharmaceuticals, Inc., Class B(2)	4,050,000	41,067,000	1.81%
Millennium Pharmaceuticals, Inc.(2)	7,600,000	82,536,000	3.64%
NPS Pharmaceuticals, Inc.(2)	3,149,500	14,046,770	0.62%
OSI Pharmaceuticals, Inc.(2)	1,278,000	47,631,060	2.10%
Pharmacopeia Drug Discovery, Inc.(2)	583,000	2,460,260	0.11%
St. Jude Medical, Inc.(2)	2,060,000	75,004,600	3.31%

Security	Shares	Value	Percentage of Net Assets
Tanox, Inc.(2)	2,788,000	$41,847,880	1.85%
Vertex Pharmaceuticals, Inc.(2)	2,300,000	79,235,000	3.49%
		$729,805,810	32.17%
Total Common Stocks (identified cost $1,707,630,143)		$2,185,439,452
Options — 0.00%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11(2)(3)	2,898	$1,342	0.00%
		$1,342	0.00%
Total Options (identified cost $0)		$1,342
Warrants — 0.00%
Security	Shares	Value	Percentage of Net Assets
Given Imaging Warrants, Exp. 9/15/11(2)(3)	1,283	$20,233	0.00%
Total Warrants (at amortized cost, $0)		$20,233

See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Short-Term Investments — 3.48%
Security	Principal Amount (000's omitted)	Value	Percentage of Net Assets
Abbey National North America, LLC Commercial Paper, 5.28%, 9/1/06	$77,521	$77,521,000	3.42%
Investors Bank and Trust Company Time Deposit, 5.28%, 9/1/06	1,500	1,500,000	0.06%
Total Short-Term Investments (at amortized cost, $79,021,000)		$79,021,000
Total Investments (identified cost $1,786,651,143)		$2,264,482,027	99.82%
Other Assets, Less Liabilities		$4,069,352	0.18%
Net Assets		$2,268,551,379	100.00%

(1)  Major capitalization is defined as market value of $5 billion or more.

(2)  Non-income producing security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Restricted security.

See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2006

Assets
Investments, at value (identified cost, $1,786,651,143)	$2,264,482,027
Cash	12,312
Receivable for investments sold	537,333
Interest and dividends receivable	2,494,703
Tax reclaim receivable	2,329,171
Total assets	$2,269,855,546
Liabilities
Payable to affiliate for investment advisory fees	$731,217
Payable to affiliate for administration fee	371,624
Accrued expenses	201,326
Total liabilities	$1,304,167
Net Assets applicable to investors' interest in Portfolio	$2,268,551,379
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,790,714,126
Net unrealized appreciation (computed on the basis of identified cost)	477,837,253
Total	$2,268,551,379

Statement of Operations

For the Year Ended
August 31, 2006

Investment Income
Dividends (net of foreign taxes, $1,064,404)	$17,524,574
Interest	2,354,929
Total investment income	$19,879,503
Expenses
Investment adviser fee	$14,280,784
Administration fee	5,297,724
Trustees' fees and expenses	31,059
Custodian fee	828,230
Legal and accounting services	45,032
Miscellaneous	137,038
Total expenses	$20,619,867
Deduct — Reduction of custodian fee	$45
Reduction of investment adviser fee	34,676
Reduction of administration fee	571,339
Total expense reductions	$606,060
Net expenses	$20,013,807
Net investment loss	$(134,304)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$22,931,878
Foreign currency transactions	(729,545)
Net realized gain	$22,202,333
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$72,286,303
Foreign currency	67,460
Net change in unrealized appreciation (depreciation)	$72,353,763
Net realized and unrealized gain	$94,556,096
Net increase in net assets from operations	$94,421,792

See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2006	Year Ended August 31, 2005
From operations — Net investment income (loss)	$(134,304)	$725,538
Net realized gain from Investment and foreign currency transactions	22,202,333	43,802,040
Net change in unrealized appreciation from investments and foreign currency	72,353,763	209,860,354
Net increase in net assets from operations	$94,421,792	$254,387,932
Capital transactions — Contributions	$289,070,078	$551,512,361
Withdrawals	(678,337,362)	(747,903,288)
Net decrease in net assets from capital transactions	$(389,267,284)	$(196,390,927)
Net increase (decrease) in net assets	$(294,845,492)	$57,997,005
Net Assets
At beginning of year	$2,563,396,871	$2,505,399,866
At end of year	$2,268,551,379	$2,563,396,871

See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2006	2005	2004	2003	2002
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction	0.81%	0.82%	1.08%	1.16%	1.05%
Net expenses after custodian fee reduction	0.81%	0.82%	1.07%	1.15%	1.03%
Net investment income (loss)	(0.01)%	0.03%	(0.37)%	(0.36)%	(0.26)%
Portfolio Turnover	14%	13%	13%	27%	38%
Total Return(1)	4.03%	10.85%	6.33%	23.51%	(21.37)%
Net assets, end of year (000's omitted)	$2,268,551	$2,563,397	$2,505,400	$2,108,247	$1,687,538
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.83%	0.83%
Expenses after custodian fee reduction	0.83%	0.83%
Net investment income (loss)	(0.03)%	0.02%

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2006 the Eaton Vance Worldwide Health Sciences Fund (the Fund) had an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Concentration of Portfolio Sector Risk — The Portfolio concentrates its investments in medical research and the health care industry, so the Portfolio will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time: therefore, the Portfolio is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio's shares can also be impacted by regulatory activities that affect health sciences companies.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

Worldwide Health Sciences Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

E  Expense Reduction— Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Advisory Fees, Administrator's Fees and Other Transactions with Affiliates

Pursuant to the Advisory Agreement, OrbiMed Advisors, LLC (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, 0.60% of average net assets of $1.5 billion but less than $2 billion, 0.55% of average net assets of $2 billion but less than $3 billion and 0.50% of average net assets in excess of $3 billion. Effective March 28, 2005, OrbiMed agreed to fee reduction, such agreement being memorialized in a Fee Reduction Agreement between OrbiMed and the Portfolio. OrbiMed agreed to reduce its fee to the annual rate of 0.55% of average net assets of $2 billion but less than $2.5 billion and 0.50% of average net assets of $2.5 billion or more. In addition, effective September 1, 1997, OrbiMed's fee is

Worldwide Health Sciences Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the S & P 500 Index over a 36 month performance period. For the year ended August 31, 2006, the total fee including the performance adjustment was equivalent to 0.58% of the Portfolio's average daily net assets and amounted to $14,280,784.

OrbiMed has also agreed to reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the year ended August 31, 2006, OrbiMed waived $34,676 of its advisory fee.

Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion and 0.167% of average net assets of $3 billion or more. Effective March 28, 2005, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. EVM agreed to reduce its fee to the annual rate of 0.225% of the Portfolio's average daily net assets up to $500 million, 0.2083% of average net assets of $500 million but less than $1 billion, 0.1917% of average net assets of $1 billion but less than $1.5 billion, 0.1750% of average net assets of $1.5 billion but less than $2 billion, 0.1583% of average net assets of $2 billion but less than $2.5 billion and 0.1417% of average net assets of $2.5 billion or more. For the year ended August 31, 2006, the net administration fee including fee reductions was equivalent to 0.19% of the Portfolio's average net assets and amounted to $4,726,385.

Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan.

For the year ended August 31, 2006, no significant amounts have been deferred.

3  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $340,181,834 and $707,406,419, respectively, for the year ended August 31, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,787,896,621
Gross unrealized appreciation	$614,243,234
Gross unrealized depreciation	(137,657,828)
Net unrealized appreciation	$476,585,406

The net unrealized appreciation on foreign currency is $6,369

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Worldwide Health Sciences Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2006.

7  Restricted Security

At August 31, 2006, the Portfolio owned the following security (representing 0.08% of net assets) which was restricted as to resale until December 28, 2006, pursuant to the terms of acquisition of Predix Pharmaceuticals Holdings, Inc. (Predix). The Fund held various registration rights and preferred securities of Predix, which was acquired by EPIX Pharmaceuticals, Inc., in an exchange for common stock on August 16, 2006. The fair value of this security is based on methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

Description	Date of Acquisition†	Shares/Face	Cost†	Fair Value
Common Stock
EPIX Pharmaceuticals, Inc.	8/16/06	286,422	$3,047,657	$1,852,206

†  Cost represented was the cost to acquire Predix at various times between 8/12/03 and 8/6/04.

8  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2006, there were no outstanding obligations under these financial instruments.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Worldwide Health Sciences Portfolio as of August 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Worldwide Health Sciences Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio (the "Portfolio") at August 31, 2006, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 20, 2006

Eaton Vance Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of

Eaton Vance Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Worldwide Health Sciences Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Worldwide Health Sciences Fund (the "Fund") invests, with OrbiMed Advisors LLC (the "Adviser"), as well as the administration agreement of the Portfolio with Eaton Vance Management (the "Administrator"), and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser's and Administrator's management capabilities and the Adviser's investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the Adviser's experience in managing health sciences portfolios and the experience of the 22 professional and ten support staff including portfolio managers, traders and analysts who provide services under the investment advisory agreement. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

The Board reviewed the compliance programs of the Adviser, the Administrator and their respective affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and their affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board noted the excellent long-term performance of the Fund and the fact that performance has lagged in more recent periods. The Board noted that the Adviser had added resources that will enable the Adviser to consider a broader range of investment opportunities within the health sciences sector. In addition, the Board noted that

Eaton Vance Worldwide Health Sciences Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

the Adviser was reevaluating its foreign investment strategy, which had adversely affected performance. The Board concluded that it would be appropriate to allow reasonable time to evaluate the effectiveness of these actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed-upon amount. In addition, the Board noted that the advisory fee includes a performance-based component that is intended to align the interests of the Adviser with the interests of shareholders. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and their respective affiliates in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized by the Adviser or the Administrator without regard to revenue sharing or other payments by such party in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser or the Administrator in connection with their relationships with the Portfolio and the Fund, including the benefits to the Adviser of research services that may be available as a result of securities transactions effected for the Portfolio and other investment advisory clients and the benefits to the Administrator of payments by the Adviser to an affiliate of the Administrator to support marketing of the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and the Administrator, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's and Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund and Portfolio on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Worldwide Health Sciences Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Worldwide Health Sciences Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Mr. Isaly, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company, LLC and "Orbimed" refers to Orbimed Advisors, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1996	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 167 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	167	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	167	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 1996 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	167	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (formerly, 2005). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	167	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	167	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1996	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	167	None

Eaton Vance Worldwide Health Sciences Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	167	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	167	None

Principal Officers who are not Trustee(s)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002(3)	President of EVC, EVM, BMR, and EV and Director of EVC. Chief Investment Officer EVC, EVM and BMR. Officer of 68 registered investment companies and 5 private investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Samuel D. Isaly(2) 3/12/45	President of the Portfolio	Since 2002(3)	Managing Partner of OrbiMed. Officer of 3 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Portfolio	Since 2002	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Barbara Campbell 6/19/57	Treasurer of the Trust	Since 2005(3)	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

Kevin M. Connerty 4/20/64	Treasurer of the Portfolio	Since 2005	Vice President of EVM and BMR. Previously, Director and Vice President of PFPC Inc. (1999-2005). Officer of 94 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 167 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  The business address for Mr. Isaly is 767 Third Avenue, New York, NY 10017.

(3)  Prior to 2002, Mr. Isaly served as Vice President of the Portfolio since 1996 and Mr. Faust served as Vice President of the Trust since 1999. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Sponsor and Manager of Eaton Vance Worldwide Health Sciences Fund
and Administrator of Worldwide Health Sciences Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors LLC

767 3rd Avenue
New York, NY 10017

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Pricewaterhouse Coopers LLP

125 High Street
Boston, MA 02110

Eaton Vance Worldwide Health Sciences Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

426-10/06  HSSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2005 and August 31, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	8/31/2005	8/31/2006

Audit Fees	$40,500	$44,400

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,975	$6,325

All Other Fees(3)	$0	$0

Total	$46,475	$50,725

 (1)                               Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended August 31, 2005 and August 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant’s principal accountant for services rendered to OrbiMed Advisors LLC, the registrant’s investment advisor.

Fiscal Years Ended	8/31/ 2005	8/31/2006

Registrant	$5,975	$6,325

Eaton Vance(1)	$98,305	$83,416

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	October 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer

Date:	October 20, 2006

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	October 20, 2006